EARNINGS PER SHARE - BASIC AND DILUTED (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Basic
Net income	$ 86	$ 2,102
Distributed earnings allocated to participating securities	(11)	(20)
Undistributed income allocated to participating securities	8	(9)
Net earnings allocated to common stockholders	$ 83	$ 2,073
Weighted average common shares outstanding including participating securities	2,093,113	2,204,803
Less: Participating securities	(47,051)	(34,729)
Weighted-average common shares outstanding for basic	2,046,062	2,170,074
Basic earnings per common share (in dollars per share)	$ 0.04	$ 0.96
Diluted
Net earnings allocated to common stockholders	$ 83	$ 2,073
Weighted average common shares outstanding for basic	2,046,062	2,170,074
Add dilutive effects of assumed exercise of:
Stock options (in shares)	12,451
Weighted-average common shares outstanding for diluted	2,058,513	2,170,074
Diluted earnings per common share (in dollars per share)	$ 0.04	$ 0.96